Stockholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Summary of Capital Stock

As of January 1, 2022, December 31, 2023 and 2022, the capital stock was comprised as follows:

	Number of shares	Capital Stock
As of January 1, 2022	28,050,087	Ps.	471,282
As of December 31, 2022	28,050,087	Ps.	471,282
As of December 31, 2023	28,050,087	Ps.	471,282

Description	Number of Shares	Total value
Class A (1)	4,000,000	Ps.	—
Class B (2)	11,025,000	Ps.	124,470
Class C (3)	—		—
Class D (3)	8,571,428		163,904
Class E (4)	4,453,659		182,908
Total	28,050,087	Ps.	471,282

(1)
Class A: Shares with voting rights and drag-along rights.
(2)
Class B: Shares with voting rights, drag-along rights, and liquidation preference in case of bankruptcy.
(3)
Class C: There are 15,000,000 unissued reserved shares corresponding to payments under the Plan with non-voting rights.
(4)
Class D: Shares with voting rights and liquidation preference in case of bankruptcy.
(5)
Class E: Shares with voting rights and liquidation preference in case of bankruptcy.